Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 57	$ 57	$ 47	$ 114	$ 95
Net interest (income) expense	(20)	(20)	(15)	(40)	(31)
Interest expense on effect of asset ceiling	1	1		2
Plan administration costs	2	2	2	4	4
Net defined benefit plan expense recognized in net income	40	40	34	80	68
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	1	2	2
Net interest (income) expense	5	5	6	10	12
Net defined benefit plan expense recognized in net income	$ 6	$ 6	$ 7	$ 12	$ 14